VOYA INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

April 13, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:       Voya Intermediate Bond Portfolio (on behalf of Voya Intermediate Bond Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Voya Intermediate Bond Portfolio (“Registrant”). This Form N-14 is being filed in connection with a reorganization in which Voya Intermediate Bond Portfolio, a series of the Registrant, will acquire all of the assets of Voya Aggregate Bond Portfolio, a series of Voya Partners, Inc., in exchange for shares of Voya Intermediate Bond Portfolio and the assumption by Voya Intermediate Bond Portfolio of the liabilities of Voya Aggregate Bond Portfolio.

No fees are required in connection with this filing. Should you have any questions please feel free to contact the undersigned at 480-477-2650.

Very truly yours,

/s/Kristen J. Freeman

Kristen J. Freeman

Vice President and Counsel

Voya Investment Management – Voya Family of Funds

Attachment

VoyaTM Investment Management was formerly ING U.S. Investment Management